Financial Risk Management and Policies (Details 2) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Risk Management And Policies [Abstract]
Term loans		$ 88,700,137		$ 94,792,088
Lease liability	$ 32,241,146	30,779,137		30,221,425
Less: cash and cash equivalents	(1,093,883)	(19,830,771)	$ (19,830,771)	3,707,697
Net debt		99,648,503		128,721,210
Total capital	$ 125,584,288	109,416,415	$ 109,416,415	60,977,933	$ 67,620,954	$ 57,986,026
Capital and net debt		$ 209,064,918		$ 189,699,143
Gearing ratio		48.00%		68.00%